Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		40 Months Ended	49 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (15,800,437)	$ (3,597,551)	$ (5,289,610)	$ (1,140,075)	$ (18,940,427)	$ (34,740,864)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,401,014	174,387	268,499	133,371	418,485	1,819,499
Amortization of discount on convertible notes payable	126,783	5,318	103,441	36,365	173,607	266,609
Loss on common stock issued in exchange for extinguishment of warrants				485,000	485,000	485,000
Gain on change in fair value of derivative liability				(3,488,615)	(245,217)	(245,217)
Non-cash compensation
Common stock issued for services and incentive fees	2,281,905	1,141,183	1,565,625	1,872,820	10,896,458	13,178,363
Warrants and options issued for services and incentive fees	7,910,076	379,514	843,899		843,899	8,753,975
Provision for loss on advanced commissions	350,000					350,000
Loss on settlement of accounts payable for stock	47,856					47,856
Loss on repayment of convertible notes payable	46,701					46,701
Provision for warrant liability	309,000					309,000
Debt conversion expense	687,286					687,286
Return of common due to arbitration	(371,250)					(371,250)
Changes in operating assets and liabilities:
Inventory					(72,768)	(72,768)
Advanced commissions	(68,250)	(102,000)	(128,500)	(92,250)	(300,750)	(369,000)
Deposits	(10)	(35,821)	(35,821)	(8,440)	(33,957)	(33,967)
Prepaid expenses and other current assets	(66,411)	(232,678)	92,403	(81,602)	(67,203)	(133,614)
Other assets	21,836	(31,003)				16,323
Accounts payable and accrued expenses	1,079,058	205,963	182,834	285,681	572,910	1,651,968
Deferred rent	(6,916)	32,073	30,176		30,176	23,260
Deferred revenue	833,153		54,743		54,743	887,896
Accrued interest-related party	(5)	(40)	(35)	(2,748)	4,485	4,480
Net Cash Used in Operating Activities	(1,218,611)	(2,060,655)	(2,312,346)	(2,000,493)	(6,180,559)	(7,438,465)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of accounts receivable	(163,292)					(163,292)
Purchase of office and computer equipment	(1,177)	(12,654)	(12,653)	(14,300)	(63,321)	(64,498)
Purchase of automobile		(50,000)	(50,000)		(50,000)	(50,000)
Purchase of EV stations	(967,281)	(583,771)	(649,700)	(452,215)	(1,257,005)	(2,224,286)
Cash from acquisitions in excess of amount paid	9,345					9,345
Purchase of other assets			(39,295)		(39,295)
Net Cash Used in Investing Activities	(1,122,405)	(646,425)	(751,648)	(466,515)	(1,409,621)	(2,492,731)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of notes payable	145,000	65,000	296,000		396,000	541,000
Proceeds from sale of preferred stock		900,000	900,000		900,000	900,000
Sale of common stock, net of issuance costs	2,964,695	1,360,000	1,482,303	2,499,999	6,315,348	9,280,043
Payment of notes payable			(7,752)		(7,752)
Payment of notes and convertible notes payable	(725,029)	(4,816)				(732,781)
Net Cash Provided by Financing Activities	2,384,666	2,320,184	2,670,551	2,499,999	7,603,596	9,988,262
NET INCREASE (DECREASE) IN CASH	43,650	(386,896)	(393,443)	32,991	13,416	57,066
CASH AT THE BEGINNING OF PERIOD	13,416	406,859	406,859	373,868
CASH AT END OF PERIOD	57,066	19,963	13,416	406,859	13,416	57,066
Cash Paid For:
Interest expenses	362,013	1,263	2,035		2,035	38,248
Income taxes
NONCASH INVESTING AND FINANCING ACTIVITIES
Common stock issued for debt and accrued interest	852,491	3,823	3,823	6,000	577,695	1,530,877
Beneficial conversion feature of notes payable and related warrants issued		63,818	276,926		276,926	276,926
Inventory reclassified to electric car charging stations					72,768	72,768
Conversion of preferred shares into common shares and warrants	1,500					1,500
Issuance of warrants in consideration of equity investment	1,195,888	273,697	273,697		273,697	1,469,585
Debt and accrued interest converted to common stock				85,691	100,691
Conversion of notes payable into common stock and warrants	165,205					165,205
Common stock issued for settlement of accounts payable	213,331			25,000	25,000	238,331
Note payable for purchase of automobile		64,693	64,693		64,693	64,693
Purchase of software development for common stock	150,000					150,000
Purchase of accounts receivable for common stock	127,941					127,941
Acquisition of treasury stock at cost	(450,000)					450,000
Issuance of common stock for acquisition	3,157,272					3,750,000
Issuance of note payable for acquisition	$ 1,005,918					$ 1,005,918